Other Assets, Net - Summary of Analysis of Other Assets (Parenthetical) (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Assets [line items]
Judicial deposits	$ 19,506,147	$ 18,172,342
Brazil [member]
Disclosure of Other Assets [line items]
Judicial deposits	$ 19,506,147	$ 18,172,342